Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ 39,161	$ (46,537)	[1]	$ 47,017	[1]
Other comprehensive income (loss):
Gain (loss) in respect of derivative instruments designated for cash flow hedge, net of taxes	(219)	1,228		(1,181)
Currency translation adjustments		860		(1,733)
Total other comprehensive income (loss)	(219)	2,088		(2,914)
Total comprehensive income (loss)	38,942	(44,449)		44,103
Comprehensive loss attributable to the non-controlling interests	(840)	(958)		(322)
Total comprehensive income (loss) attributable to Orbotech Ltd.	$ 39,782	$ (43,491)		$ 44,425

[1]	See Note 1a(ii).